SHAREHOLDERS’ EQUITY (Details Narrative)								12 Months Ended
		Aug. 14, 2025 USD ($) $ / shares shares	Mar. 03, 2024 $ / shares shares	Apr. 04, 2023 $ / shares shares	Oct. 22, 2021	Jan. 05, 2015 USD ($) shares	Jan. 05, 2015 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 06, 2023 shares	Dec. 31, 2020 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			40,000,000					40,000,000		40,000,000
Common stock, par value | $ / shares			$ 0					$ 0		$ 0
Stock issued during period value | $								$ 3,155,839
Stock split ratio			1-for-1,000
Common stock, shares issued								11,550,000		10,000,000	10,000,000	10,000,000
Common stock, shares outstanding								11,550,000		10,000,000	10,000,000
Description for warrantto purchase common stock				(i) on or after the earlier of the date that either (a) rYojbaba Co., Ltd. completes its first initial public offering of stock in the U.S. resulting in any class of rYojbaba Co., Ltd.’s stock being listed for trading on any tier of the Nasdaq Stock Market), the New York Stock Exchange or the NYSE American; (b) rYojbaba Co., Ltd. consummates a merger or other transaction with a special purpose acquisition company (“SPAC”) wherein rYojbaba Co., Ltd. becomes a subsidiary of the SPAC; or (c) rYojbaba Co., Ltd. undertakes any other Fundamental Transaction (the “Trigger Date”); and (ii) on or prior to the close of business on the tenth anniversary of the Trigger Date, exercise the Warrant to purchase 3,000 common shares of rYojbaba Co., Ltd., which represents 3% of rYojbaba Co., Ltd.’s issued and outstanding common shares as of the Trigger Date, for an exercise price per share of $0.01, subject to adjustment as provided in the Warrant. The number of shares for which the Warrant will be exercisable will be automatically adjusted on the Trigger Date to be 3% of the fully diluted number and class of shares of capital stock of rYojbaba Co., Ltd. as of the Trigger Date, following completion of the transactions which caused the Trigger Date to be achieved. The Warrant contains a 9.99% equity blocker.
Exercise price | $ / shares			$ 0.01
Compensation expense related to stock acquisition			300,000
Proceeds from issuance initial public offering | $								$ 4,372,570
Offering cost | $										$ 941,714
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense related to stock acquisition		1,250,000
Public offering price | $ / shares		$ 4
Proceeds from issuance initial public offering | $		$ 3,155,839
Offering cost | $		$ 1,844,161
Heart Core [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued exchange of service rendered			300,000
Second Warrant Exchange [Member] | Heart Core [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity method investment, ownership percentage				999.00%
First Forward Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock split ratio					1-for-100
Common stock, shares issued													100
Common stock, shares outstanding													100
Second Forward Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock split ratio			1-for-1,000
Common stock, shares issued			10,000,000								10,000
Common stock, shares outstanding			10,000,000								10,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						100	100	1,250,000	[1]
Stock issued during period value						$ 41,549	¥ 5,000,000	$ 2,500,000
Compensation expense related to stock acquisition	[1]							300,000
Common Stock [Member] | Second Warrant Exchange [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase common stock				300,000
Exercise price | $ / shares				$ 0.01

[1]	On March 3, 2024, the Company effected a forward stock split of the Company’s issued and outstanding common shares at a split ratio of 1-for-1,000 such that every holder of common shares of the Company shall receive 1,000 common shares for every one common share held. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.